INTANGIBLE ASSETS, NET - Estimated amortization expense (Details) ₫ in Millions	Dec. 31, 2025 VND (₫)
Estimated amortization expense
2026	₫ 273,637
2027	233,422
2028	190,270
2029	136,571
2030 and thereafter	₫ 372,718